Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 59,854
Interest and dividend income	1,371
Total investment income	61,225
Interest on participant notes receivable	2,107
Contributions
Employer	36,155
Employee	43,178
Rollover	4,699
Total contributions	84,032
Total additions to net assets	147,364
Deductions
Benefits paid to participants	33,544
Administrative fees	406
Total deductions from net assets	33,950
Net increase	113,414
Net assets available for benefits
Beginning of year	341,513
End of year	$ 454,927